Related party disclosures (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Short-term employee benefits	SFr 2,810	SFr 2,644	SFr 2,761
Post-employment benefits	260	241	253
Share-based compensation	1,606	1,522	1,914
Key management personnel compensation costs	SFr 4,676	SFr 4,407	SFr 4,928